Related Party Transactions - Schedule of Promissory Notes Issued to Related Parties (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2017
Note Amount	$ 8,666,683	$ 8,994,414
Related Parties [Member]
Note Amount	696,000	696,000
Unpaid Amount	475,849	382,241
Promissory Note One [Member]
Note Amount			$ 172,500
S. Masjedi [Member] | Promissory Note [Member]
Note Amount	$ 150,000	$ 150,000
Issuance Date	Dec. 10, 2010	Dec. 10, 2010
Unpaid Amount	$ 75,567	$ 75,692
A. Masjedi [Member] | Promissory Note [Member]
Note Amount	$ 500,000	$ 500,000
Issuance Date	Jun. 01, 2013	Jun. 01, 2013
Unpaid Amount	$ 358,282	$ 264,550
M. Shenkman [Member] | Promissory Note One [Member]
Note Amount	$ 10,000	$ 10,000
Issuance Date	Feb. 21, 2012	Feb. 21, 2012
Unpaid Amount	$ 10,000	$ 10,000
M. Shenkman [Member] | Promissory Note Two [Member]
Note Amount	$ 10,000	$ 10,000
Issuance Date	Feb. 23, 2012	Feb. 23, 2012
Unpaid Amount	$ 10,000	$ 10,000
M. Shenkman [Member] | Promissory Note Three [Member]
Note Amount	$ 10,000	$ 10,000
Issuance Date	Mar. 14, 2013	Mar. 14, 2013
Unpaid Amount	$ 6,000	$ 6,000
M. Shenkman [Member] | Promissory Note Four [Member]
Note Amount	$ 16,000	$ 16,000
Issuance Date	Sep. 09, 2014	Sep. 09, 2014
Unpaid Amount	$ 16,000	$ 16,000